SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Total revenues	$ 1,231,997	$ 971,995	$ 729,695
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	1,231,997	971,995	729,695
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	619,191	484,523	364,070
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	264,459	209,851	157,134
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	134,576	101,538	73,236
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	$ 213,771	$ 176,083	$ 135,255